TRADE AND NOTES PAYABLES (Tables)	12 Months Ended
Dec. 31, 2018
TRADE AND NOTES PAYABLES
Schedule of trade and notes payables

	December 31,	December 31,
	2017	2018
Trade payables	7,767,482	8,568,438
Notes payable	4,592,959	5,439,162

	12,360,441	14,007,600

Schedule of ageing analysis of trade and notes payables

	December 31,	December 31,
	2017	2018
Within 1 year	11,748,228	13,598,040
Between 1 and 2 years	199,889	140,517
Between 2 and 3 years	200,191	47,111
Over 3 years	212,133	221,932

	12,360,441	14,007,600